Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Revenues:
Grant revenues	$ 71		$ 399
Operating Expenses:
Research and development expenses	5,680	[1]	17,651	[1]
General and administrative expenses	3,217	[1]	3,697	[1]
Total operating expenses	8,897		21,348
Operating loss	(8,826)		(20,949)
Interest income, net	17		24
Other income, net	9
Loss from continuing operations before income taxes	(8,800)		(20,925)
Provision for income taxes	0		0
Net loss	(8,800)		(20,925)
Series A and A-1 convertible preferred stock dividends	(4,130)		(8,610)
Net loss applicable to common stockholders	$ (12,930)		$ (29,535)
Net loss per common share applicable to common stockholders (Note 2):
Basic and diluted	$ (0.79)		$ (2.88)
Weighted average common shares: basic and diluted	16,362,905		10,263,954

[1]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development 632 912 532 General and administrative 770 1,067 436